Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME	$ 13,651	$ 8,198
Other comprehensive (loss) income:
Unrealized gain (loss) on pension liability	207	(17)
Unrealized gain (loss) on pension liability: Tax effect	(43)	6
Investment securities available for sale:
Unrealized holding (losses) gain	(2,973)	3,224
Unrealized holding (losses) gains : Tax effect	624	(1,097)
Reclassification of gains on from sale of securities	(213)	(348)
Reclassification of gains from sales of securities: Tax effect	45	118
Other comprehensive (loss) income	(2,353)	1,886
COMPREHENSIVE INCOME	$ 11,298	$ 10,084